Consolidated Statement of Comprehensive Income (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net income	11,891	14,612	4,878
Change in unrealized gains and losses on available-for-sale securities (net of tax effect of R$ (143), R$ (380) and R$ 602 for the years ended December 31, 2010, 2009 and 2008, respectively)	(329)	98	(408)
Cash flow hedge – actual portion (net of tax effect of R$ 1 for the year ended December 31, 2008)	1	0	(4)
Cumulative translation adjustment on foreign subsidiaries and equity investees (no tax effect)	(286)	(1,067)	737
Defined benefit of pension plans and other post-retirement plans, net of taxes of R$ 375, R$ (257) and R$ 865 for the years ended December 31, 2010, 2009 and 2008, respectively.	(562)	386	(1,297)
Total comprehensive income	10,715	14,029	3,906
Comprehensive income attributable to noncontrolling interest	(824)	(527)	(29)
Comprehensive income attributable to Itau Unibanco	9,891	13,502	3,877